DEAR FELLOW SHAREOWNERS,
--------------------------------------------------------------------------------

This annual report covers the progress and performance of Pioneer's three money market funds: Pioneer Cash Reserves Fund, Pioneer U.S. Government Money Fund and Pioneer Tax-Free Money Fund. Several important events occurred during the Funds' fiscal year ended December 31, 1995: shareowners approved proposals updating the Funds' structure; Class B shares were introduced for Pioneer Cash Reserves Fund; and in November, we announced plans to close Pioneer Tax- Free Money Fund in January 1996.

                           INTEREST RATES MOVED LOWER
                               AS YEAR PROGRESSED

In 1994, the Federal Reserve (the Fed) increased short-term interest rates six times in an attempt to stem strong economic growth and avert any potential increase in the rate of inflation. Going into 1995, economic indicators led the Fed to act yet again, and it hiked short rates one final time on February 1, moving the federal funds rate to a three-year high of 6%. Following this increase, economic growth appeared to slow, but while heading toward a ``soft landing'' (enough growth to prevent inflation but avoid recession), the economy threatened to stall. In response, the Fed shifted gears and lowered short- term rates, first on July 7 and again on December 19. By December 31, the federal funds rate stood at 5.5%, near where it began the year.

Since money fund yields follow short-term rates, February's hike boosted the Funds' income, and the rate cuts later in the year reduced it. Longer-term interest rates dropped dramatically during the year, however, at times making money market rates higher than those offered by longer-term securities, particularly two-year issues. Uncertain about the next direction of financial markets and interest rates, and the resulting effect on various investments, many investors turned to money funds for the stable $1 share price they seek to maintain. Historically, money funds have provided ``safe harbors'' -- and liquid cash -- during unsettling times.

                            HOW YOUR FUND PERFORMED

We are pleased to present the following results for Pioneer Cash Reserves Fund, Pioneer U.S. Government Money Fund and Pioneer Tax-Free Money Fund. Throughout 1995, all three funds provided a steady stream of income while adhering to their objective of maintaining a $1 share price. Preserving capital and providing high current income by investing in high-quality securities remains the objective as Pioneer Cash Reserves Fund and Pioneer U.S. Government Money Fund move into 1996.

PIONEER CASH RESERVES FUND invests in high- quality money market instruments issued by the U.S. government, corporations and banks to provide shareowners with high current income and to preserve capital. On March 31, Class B shares were added to the Fund to give investors in the Class B shares of other Pioneer funds the flexibility to move into a money market fund to meet their short-term cash needs.

As of December 31, 1995:

o 81% of the Fund's portfolio was invested in commercial paper, with 11% in U.S. government agency obligations. Overnight repurchase agreements and banker's acceptances accounted for 5% and 3%, respectively.

o Average portfolio maturity was 25 days, versus 27 days on December 31, 1994.

Class A Shares

o Shareowners had received total distributions of $0.0505 per share over the year.

o    Net 7-day annualized yield was 4.91%, the same as at the end of 1994.

o The 7-day effective yield (taking into account the compounding of daily dividends) was 5.03%, the same as the effective yield on December 31, 1994.

Class B Shares

o Shareowners had received total distributions of $0.0324 per share since the Fund's inception.

o    Net 7-day annualized yield was 4.03%.

o The 7-day effective yield (taking into account the compounding of daily dividends) was 4.11%.

We focused on portfolio liquidity during the period, and placed a large percentage of the portfolio in overnight repurchase agreements. Again this year, the Fund bought only issues given the highest rating (A1/P1) by Standard & Poor's and Moody's rating organizations.

--------------------------------------------------------------------------------

PIONEER U.S. GOVERNMENT MONEY FUND invests in U.S. government and agency obligations to provide high current income and to preserve capital. Generally, the Fund's income is free from state and local income taxes.

As of December 31, 1995:

o Shareowners had received total distributions of $0.0504 per share over the year.

o    Net 7-day annualized yield was 4.96%, compared with 5.03% a year earlier.

o The 7-day effective yield (taking into account the compounding of daily dividends) was 5.09%, down slightly from 5.15% on December 31, 1994.

o 100% of the Fund's portfolio was invested in U.S. government agency obligations.

o Average portfolio maturity was 38 days, versus 32 days on December 31, 1994.

The increase in portfolio maturity reflects your manager's efforts to hold higher yields in the portfolio as long as possible as short-term rates declined. As usual, the Fund invested in only the highest quality issues -- those of the U.S. Treasury and government agencies.

PIONEER TAX-FREE MONEY FUND invested in short- term municipal securities to provide income free from federal income taxes and to preserve capital. As shareowners were notified in November and December, Pioneer Tax-Free Money Fund ceased shareowner operations on January 5, 1996. The Fund's Trustees authorized this course of action because they believed the Fund's continued small size was not in shareowners' best interests.

As of December 31, 1995:

o Shareowners had received total distributions of $0.0305 per share for the year.

o Net 7-day annualized yield was 3.01%, equivalent to a 4.98% taxable yield for shareowners in the 39.6% federal income tax bracket.

o The 7-day effective yield (taking into account the compounding of daily dividends) was 3.05%, the same as a taxable yield of 5.05% for shareowners in the 39.6% federal income tax bracket.

o 94% of the Fund's portfolio was invested in variable rate securities, with the remaining 6% in tax-free commercial paper.

o    Average portfolio maturity was 5 days.

To keep Fund dividends stable, we added high- quality general market notes with longer maturities to the portfolio. Throughout the year, however, the Fund essentially held to its strategy of investing in very short-term securities.

The following pages present audited financial statements and schedules of portfolio holdings at the period's end. If you have any questions about your investment in Pioneer Cash Reserves Fund, Pioneer U.S. Government Money Fund or Pioneer Tax-Free Money Fund, please consult your investment representative, or call Pioneer at 1-800-225-6292.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr.
Chairman and President,
Pioneer Money Market Trust

The Funds are currently waiving all or a portion of their management fees and/or expenses. Otherwise 7-day annualized yields would have been: 4.63% for Class A shares and 3.80% for Class B shares of Pioneer Cash Reserves Fund; 4.34% for Pioneer U.S. Government Money Fund; and 1.26% for Pioneer Tax-Free Money Fund.

Past performance does not guarantee future results. Investment return will fluctuate, and there can be no guarantee that the Funds will be able to maintain a stable net asset value of $1.00 per share. An investment in the Funds is neither insured nor guaranteed by the U.S. government.


SCHEDULE OF INVESTMENTS -- PIONEER CASH RESERVES FUND -- DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                        INVESTMENT IN SECURITIES                                      VALUE
-----------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER -- 80.7%
$7,000,000 Abbott Laboratories, 5.65%, 1/3/96                                            $  6,998,901
 7,700,000 American Express Credit Corp., 5.60%, 2/2/96                                     7,662,869
 7,000,000 American General Finance Corp., 5.78%, 1/18/96                                   6,982,017
 4,100,000 Avco Financial, 5.68%, 2/2/96                                                    4,079,946
 5,000,000 Banc One Corp., 5.66%, 1/10/96                                                   4,993,711
 6,014,000 Bell South Capital, 5.62%, 2/7/96                                                5,980,201
 1,040,000 Beneficial Corp., 5.80%, 1/26/96                                                 1,035,979
 2,880,000 Chevron Oil Finance Co., 5.77%, 1/31/96                                          2,866,614
 6,600,000 Coca-Cola Co., 5.55%, 1/8/96                                                     6,593,895
 3,775,000 Corestates Capital Corp., 5.67%, 1/4/96                                          3,773,811
 7,500,000 John Deere Capital Corp., 5.73%, 1/19/96                                         7,479,706
 3,285,000 E.I. dupont de Nemours & Co., 5.68%, 1/19/96                                     3,276,189
 6,500,000 Ford Motor Credit Co., 5.75%, 1/17/96                                            6,484,427
 3,200,000 Gannett Co., 5.77%, 1/12/96                                                      3,194,871
 6,400,000 Golden Peanut Co., 5.60%, 2/12/96                                                6,359,182
 5,000,000 Hewlett Packard Co., 5.60%, 2/15/96                                              4,965,778
 5,600,000 Motorola, Inc., 5.65%, 1/9/96                                                    5,593,848
 7,200,000 National Rural Utilities Corp., 5.66%, 1/12/96                                   7,188,680
 5,000,000 Pepsico, 5.54%, 2/5/96                                                           4,973,839
 4,950,000 Pfizer Inc., 5.52%, 2/5/96                                                       4,924,194
 5,300,000 Prudential Funding Corp., 5.75%, 1/11/96                                         5,292,381
 3,800,000 Republic New York Corp., 5.73%, 1/3/96                                           3,799,395
 6,000,000 Southern California Edison Co., 5.63%, 1/30/96                                   5,973,727
 1,500,000 Southwestern Bell Telephone Co., 5.62%, 2/20/96                                  1,488,526
 3,750,000 Southwestern Bell Telephone Co., 5.65%, 2/13/96                                  3,725,281
 5,200,000 State Street Bank, 5.60%, 1/26/96                                                5,180,587
 6,500,000 Transamerica Finance Corp., 5.70%, 1/16/96                                       6,485,592
 5,800,000 Xerox Corp., 5.68%, 1/19/96                                                      5,784,443
             TOTAL COMMERCIAL PAPER                                                      $143,138,590
             U.S. GOVERNMENT AGENCIES  -- 11.3%
 5,000,000 Federal Farm Credit Bank, 5.32%, 4/1/96                                       $  5,000,000
 5,000,000 Federal Farm Credit Bank, 5.63%, 3/1/96                                          5,000,000
 5,000,000 Federal Farm Credit Bank, 5.65%, 1/2/96                                          5,000,000
 5,000,000 Federal Farm Credit Bank, 5.66%, 2/1/96                                          5,000,000
             TOTAL U.S. GOVERNMENT AGENCIES                                              $ 20,000,000
           BANKER'S ACCEPTANCE -- 3.4%
 6,000,000 Wachovia Bank, 5.74%, 1/4/96                                                  $  5,998,087
           REPURCHASE AGREEMENT -- 4.6%
 8,100,000 Agreement with Chase Manhattan Bank, dated 12/29/95, bearing 5.65%, to be repurchased at $8,105,085 on 1/2/96, collateralized by $7,916,000 U.S.
            Treasury Note, bearing 6.125%, due 9/30/00                                   $  8,100,000
             TOTAL INVESTMENT IN SECURITIES(a)                                           $177,236,677

--------

(a) At December 31, 1995, Pioneer Cash Reserves Fund had a net capital loss carryforward of $276,063, which will expire between 2002 and 2003 if not utilized.

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
BALANCE SHEET -- DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in securities, at value based on amortized cost (see Schedule of Investments and Note 1)   $177,236,677
  Cash                                                                                                        70,013
  Receivables --
    Trust shares sold                                                                                      2,255,983
    Interest                                                                                                 148,136
  Other                                                                                                       24,411
      Total assets                                                                                      $179,735,220
LIABILITIES:
  Payables --
    Investment securities purchased                                                                     $  5,000,000
    Trust shares repurchased                                                                               3,097,071
    Dividends                                                                                                 40,001
  Due to affiliates (Notes 2, 3 and 4)                                                                       170,778
  Accrued expenses                                                                                            32,855
      Total liabilities                                                                                 $  8,340,705
NET ASSETS:
  Trust shares                                                                                          $171,670,578
  Accumulated net realized loss on investments                                                              (276,063)
      Total net assets                                                                                  $171,394,515
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE):
  Class A -- (based on $163,820,328 / 164,096,391 shares of beneficial interest outstanding --
   unlimited number of shares authorized with no par value)                                             $       1.00
  Class B -- (based on $7,574,187 / 7,574,187 shares of beneficial interest outstanding --
   unlimited number of shares authorized with no par value)                                             $       1.00

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                                                              $10,082,013
EXPENSES:
  Management fees (Note 2)                                                                              $   684,689
  Distribution fees (Note 4)
    Class A                                                                                                 207,029
    Class B                                                                                                  37,445
  Transfer agent fees (Note 3)
    Class A                                                                                                 633,428
    Class B    8,385
  Registration fees                                                                                         129,500
  Professional fees                                                                                          70,610
  Accounting (Note 2)                                                                                        77,037
  Custodian fees                                                                                             47,689
  Printing                                                                                                   47,812
  Fees and expenses of nonaffiliated trustees                                                                 7,320
  Miscellaneous                                                                                              45,188
    Total expenses                                                                                      $ 1,996,132
  Less fees paid indirectly (Note 5)                                                                        (89,612)
  Less management fees waived by Pioneering Management Corporation (Note 2)                                (463,300)
    Net expenses                                                                                        $ 1,443,220
      Net investment income                                                                             $ 8,638,793
    Net realized loss on investments (Note 1)                                                                  (639)
      Net increase in net assets resulting from operations                                              $ 8,638,154

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS --
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------------------------------------------
                                                                                         1995             1994
FROM OPERATIONS:
  Net investment income                                                             $   8,638,793   $   4,449,118
  Net realized loss on investments                                                           (639)       (275,424)
  Net increase in net assets resulting from operations                              $   8,638,154   $   4,173,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A ($0.05 and $0.03, respectively)                                         $  (8,479,787)  $  (4,449,118)
    Class B ($0.03 and $0.00, respectively)                                              (159,006)         --
  Decrease in net assets resulting from distributions to shareholders               $  (8,638,793)  $  (4,449,118)
FROM TRUST SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Net proceeds from sale of shares                                                  $ 571,316,827   $ 510,388,826
  Net asset value of shares issued to shareholders in reinvestment of dividends         7,861,453       4,140,612
  Cost of shares repurchased                                                         (580,978,330)   (405,899,999)
    Net increase (decrease) in net assets resulting from trust share transactions   $  (1,800,050)  $ 108,629,439
      Net increase (decrease) in net assets                                         $  (1,800,689)  $ 108,354,015
NET ASSETS:
  Beginning of year                                                                   173,195,204      64,841,189
  End of year                                                                       $ 171,394,515   $ 173,195,204

                                                                                    YEAR ENDED         YEAR ENDED
                                                                                DECEMBER 31, 1995  DECEMBER 31, 1994
                                                                                       AMOUNT           AMOUNT
Class A
  Shares sold                                                                       $ 548,292,258   $ 510,388,826
  Shares issued to shareholders in reinvestment of distributions                        7,715,889       4,140,612
  Less shares repurchased                                                            (565,382,384)   (405,899,999)
    Net increase (decrease)                                                         $  (9,374,237)  $ 108,629,439
Class B*
  Shares sold                                                                       $  23,024,569
  Shares issued to shareholders in reinvestment of distributions                          145,564
  Less shares repurchased                                                             (15,595,946)
    Net increase                                                                    $   7,574,187

* Class B shares were first publicly offered on March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED
--------------------------------------------------------------------------------

                                                                                                                          JUNE 22,
                                                                                                                          1987 TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                                        1995       1994       1993      1992      1991      1990       1989      1988       1987
CLASS A
Net asset value, beginning of period    $   1.00   $   1.00   $  1.00   $  1.00   $  1.00   $   1.00   $  1.00   $  1.00   $  1.00
Income from investment operations:
  Net investment income                 $   0.05   $   0.03   $  0.02   $  0.03   $  0.05   $   0.07   $  0.08   $  0.07   $  0.03
Distributions to shareholders from:
  Net investment income                    (0.05)     (0.03)    (0.02)    (0.03)    (0.05)     (0.07)    (0.08)    (0.07)    (0.03)
  Net increase in net asset value       $   0.00   $   0.00   $  0.00   $  0.00   $  0.00   $   0.00   $  0.00   $  0.00   $  0.00
  Net asset value, end of period        $   1.00   $   1.00   $  1.00   $  1.00   $  1.00   $   1.00   $  1.00   $  1.00   $  1.00
Total return*                              5.17%      3.57%     2.47%     3.06%     5.29%      7.74%     8.80%     7.05%     3.48%
Ratio of net operating expenses to
 average net assets                        0.88%+     0.50%     0.75%     0.81%     0.88%      0.75%     0.82%     0.78%     0.53%**
Ratio of net investment income to
 average net assets                        5.00%+     2.59%     2.44%     3.03%     5.23%      7.53%     8.43%     6.91%     6.94%**
Net assets end of period (in thousands) $163,820   $173,195   $64,841   $59,097   $73,010   $101,120   $80,121   $59,592   $34,756
Ratios assuming no waiver of manage-
 ment fees or assumption of ex-
 penses by PMC and no reduction for
 fees paid indirectly:
  Net operating expenses                   1.15%      0.65%     1.10%     1.01%     0.88%      0.75%     0.82%     0.91%     1.01%**
  Net investment income                    4.73%      2.44%     2.09%     2.82%     5.23%      7.53%     8.43%     6.77%     6.46%**
Ratios assuming waiver of manage-
 ment fees and assumption of ex-
 penses by PMC and reduction for
 fees paid indirectly:
  Net operating expenses                   0.82%       --         --        --        --         --        --        --        --
  Net investment income                    5.06%       --         --        --        --         --        --        --        --

                                        MARCH 31,
                                         1995 TO
                                       DECEMBER 31,
                                           1995
CLASS B***
Net asset value, beginning of period    $ 1.00
Income from investment operations:
  Net investment income                 $ 0.03
Distributions to shareholders from:
  Net investment income                  (0.03)
  Net increase in net asset value       $ 0.00
  Net asset value, end of period        $ 1.00
Total return*                            3.28%
Ratio of net operating expenses to
 average net assets                      1.66%**+
Ratio of net investment income to
 average net assets                      4.20%**+
Net assets end of period (in thousands) $7,574
Ratios assuming no waiver of manage-
 ment fees or assumption of ex-
 penses by PMC and reduction for
 fees paid indirectly:
  Net operating expenses                 1.86%**
  Net investment income                  4.00%**
Ratios assuming waiver of manage-
 ment fees and assumption of ex-
 penses by PMC and reduction for fees
 paid indirectly:
  Net operating expenses                 1.61%**
  Net investment income                  4.25%**

+    Ratios assuming no reduction for fees paid indirectly.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at the net asset value at the end of each period.

**   Annualized.

***  Class B shares were first publicly offered on March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS -- PIONEER U.S. GOVERMENT MONEY FUND --
DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                        INVESTMENT IN SECURITIES                                      VALUE
-----------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES -- 100%
$2,000,000 Federal Farm Credit Bank, 5.32%, 4/1/96                                       $ 2,000,000
 3,000,000 Federal Farm Credit Bank, 5.58%, 2/2/96                                         2,985,613
 1,000,000 Federal Farm Credit Bank, 5.61%, 1/8/96                                           999,065
 2,000,000 Federal Farm Credit Bank, 5.63%, 3/1/96                                         2,000,000
   810,000 Federal Farm Credit Bank, 5.64%, 1/4/96                                           809,746
 2,000,000 Federal Farm Credit Bank, 5.65%, 1/2/96                                         2,000,000
 2,000,000 Federal Farm Credit Bank, 5.66%, 2/1/96                                         2,000,000
 2,075,000 Federal Home Loan Bank, 5.43%, 3/20/96                                          2,050,588
 1,110,000 Federal Home Loan Bank, 5.44%, 1/23/96                                          1,106,478
   900,000 Federal Home Loan Bank, 5.52%, 2/27/96                                            892,272
 1,125,000 Federal Home Loan Bank, 5.53%, 2/29/96                                          1,114,977
 1,000,000 Federal Home Loan Bank, 5.54%, 2/2/96                                             995,229
   790,000 Federal Home Loan Bank, 5.54%, 2/16/96                                            784,529
 1,500,000 Federal Home Loan Bank, 5.58%, 1/9/96                                           1,498,373
 1,085,000 Federal Home Loan Bank, 5.60%, 1/16/96                                          1,082,637
   860,000 Federal Home Loan Bank, 5.60%, 1/22/96                                            857,324
 1,000,000 Federal Home Loan Bank, 5.67%, 1/2/96                                           1,000,000
 1,000,000 Tennessee Valley Authority, 5.53%, 2/1/96                                         995,392
 1,000,000 Tennessee Valley Authority, 5.53%, 2/12/96                                        993,702
 1,500,000 Tennessee Valley Authority, 5.59%, 1/19/96                                      1,496,040
 1,800,000 Tennessee Valley Authority, 5.59%, 1/25/96                                      1,793,572
             TOTAL INVESTMENT IN SECURITIES                                              $29,455,537

   The accompanying notes are an integral part of these financial statements.

PIONEER U.S. GOVERNMENT MONEY FUND
BALANCE SHEET -- DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in securities, at value based on amortized cost (see Schedule of Investments and Note 1)   $29,455,537
  Receivables --
    Trust shares sold                                                                                     2,646,543
    Interest                                                                                                 57,221
  Other                                                                                                       3,648
      Total assets                                                                                      $32,162,949
LIABILITIES:
  Payables --
    Investment securities purchased                                                                     $ 2,000,000
    Trust shares repurchased                                                                                563,479
    Dividends                                                                                                 7,425
    Due to bank                                                                                           1,247,056
  Due to affiliates (Notes 2, 3 and 4)                                                                       21,737
  Accrued expenses                                                                                           11,481
      Total liabilities                                                                                 $ 3,851,178

NET ASSETS:
  Trust shares (unlimited number of shares authorized), amount paid in on 28,311,771 shares outstanding $28,311,771
      Total net assets (offering and redemption price of $1.00 per share)                               $28,311,771

PIONEER U.S. GOVERNMENT MONEY FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                                                              $1,746,071
EXPENSES:
  Management fees (Note 2)                                                                              $  119,725
  Distribution fees (Note 4)                                                                                37,232
  Transfer agent fees (Note 3)                                                                              73,080
  Registration fees                                                                                         28,878
  Professional fees                                                                                         52,257
  Accounting (Note 2)                                                                                       53,887
  Custodian fees                                                                                            15,180
  Printing                                                                                                   4,490
  Fees and expenses of nonaffiliated trustees                                                                8,516
  Miscellaneous                                                                                             15,744
    Total expenses                                                                                      $  408,989
  Less fees paid indirectly (Note 5)                                                                       (21,473)
  Less management fees waived and expenses assumed by Pioneering Management
   Corporation (Note 2)                                                                                   (150,483)
    Net expenses                                                                                        $  237,033
      Net increase in net assets resulting from operations                                              $1,509,038

   The accompanying notes are an integral part of these financial statements.

PIONEER U.S. GOVERNMENT MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS --
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------------------------------------------
                                                                                         1995             1994
FROM OPERATIONS:
  Net increase in net assets resulting from operations                              $   1,509,038   $  1,093,789
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ($0.05 and $0.04, respectively)                             $  (1,509,038)  $ (1,093,789)
FROM TRUST SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Net proceeds from sale of shares                                                  $ 125,746,780   $ 62,195,011
  Net asset value of shares issued to shareholders in reinvestment of dividends         1,352,576        996,345
  Cost of shares repurchased                                                         (127,888,164)   (57,965,900)
    Increase (decrease) in net assets resulting from trust share transactions       $    (788,808)  $  5,225,456
      Net increase (decrease) in net assets                                         $    (788,808)  $  5,225,456
NET ASSETS:
  Beginning of year                                                                    29,100,579     23,875,123
  End of year                                                                       $  28,311,771   $ 29,100,579

PIONEER U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              APRIL 11,
                                                                                                               1988 TO
                                                                   FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                         1995       1994       1993      1992      1991      1990       1989    1988
Net asset value, beginning of period     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00
Income from investment operations:
  Net investment income                  $  0.05   $  0.04   $  0.03   $  0.03   $  0.05   $  0.07   $  0.08   $ 0.05
Distributions to shareholders from:
  Net investment income                    (0.05)    (0.04)    (0.03)    (0.03)    (0.05)    (0.07)    (0.08)   (0.05)
  Net increase in net asset value        $  0.00   $  0.00   $  0.00   $  0.00   $  0.00   $  0.00   $  0.00   $ 0.00
  Net asset value, end of period         $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00

Total return*                              5.16%     3.65%     2.63%     3.19%     5.41%     7.61%     8.80%    5.34%
Ratio of net operating expenses to
 average net assets                        0.86%+    0.63%     0.55%     0.59%     0.60%     0.60%     0.53%    0.50%**
Ratio of net investment income to
 average net assets                        4.96%+    3.64%     2.61%     3.15%     5.29%     7.37%     8.37%    7.52%**
Net assets, end of period (in thousands) $28,312   $29,101   $23,875   $23,619   $28,373   $27,828   $20,508   $9,503
Ratios assuming no waiver of manage-
 ment fees and assumption of ex-
 penses by PMC and no reduction for
 fees paid indirectly:
  Net operating expenses                   1.36%     1.08%     1.37%     1.24%     1.08%     0.80%     1.12%     1.13%**
  Net investment income                    4.46%     3.19%     1.79%     2.50%     4.81%     7.17%     7.77%     6.88%**
Ratio assuming waiver of manage-
 ment fees and assumption of ex-
 penses by PMC and reduction for
 fees paid indirectly:
  Net operating expenes                    0.79%      --        --        --        --        --        --        --
  Net investment income                    5.03%      --        --        --        --        --        --        --

+    Ratios assuming no reduction for fees paid indirectly.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at the net asset value at the end of each period.

**   Annualized.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS -- PIONEER TAX-FREE MONEY FUND -- DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------------
                 RATINGS
PRINCIPAL      (UNAUDITED)
 AMOUNT      MOODY'S  S&P         INVESTMENT IN SECURITIES*                       LOC/GUARANTOR**                VALUE
-------------------------------------------------------------------------------------------------------------------------
                            VARIABLE RATE SECURITIES -- 94.4%
                            DAILY RATE SECURITIES -- 38.9%
$100,000      VMIG   A-1+   California Pollution Control Financing Authority,
                             Pollution Control Revenue, 5.90%, 11/1/00            Shell Oil                    $  100,000
 100,000       Aaa   A-1+   Harris County, Texas Industrial Development
                             Corporation Pollution Control Revenue, 6.00%,
                             3/1/24                                               Exxon Guarantee                 100,000
 100,000        P1     NR   Jackson County, Mississippi, Pollution Control
                             Revenue, 5.90%, 6/1/23                               Chevron Guarantee               100,000
 100,000        P1   A-1+   Lincoln County, Wyoming, Pollution Control Revenue,
                             Series A, 5.90%, 11/1/14                             Exxon Guarantee                 100,000
 100,000        P1   A-1+   Louisiana Offshore Terminal Authority, Series 1986,
                             5.90%, 9/1/06                                        Union Bank of Switzerland       100,000
 100,000        P1     NR   Perry County, Mississippi, Pollution Control Revenue,
                             5.90%, 3/1/02                                        Credit Suisse                   100,000
 100,000        P1     NR   Uinta County, Wyoming, Pollution Control Revenue,
                             5.90%, 12/1/22                                       Chevron Corp.                   100,000
                                                                                                               $  700,000
                            WEEKLY RATE SECURITIES -- 44.4%
 100,000    VMIG-1   A-1+   Arkansas Development Finance Authority, 5.00%,
                             12/1/15                                              Citibank                     $  100,000
 100,000    VMIG-1   A-1+   Colorado Student Obligation Bond Authority, 5.05%,
                             8/1/00                                               SLMA                            100,000
 100,000    VMIG-1   A-1+   City of Duluth, Minnesota, Tax Increment Revenue for
                             Lake Superior Paper Industries, 5.10%, 9/1/10        National Australia Bank         100,000
 100,000        NR   A-1+   Eddy County, New Mexico, Pollution Control Revenue,
                             5.05%, 2/1/03                                        Harris Trust & Savings Bank     100,000
 100,000        NR   A-1+   Illinois Development Finance Authority for Columbia
                             Graphics Corp., 5.25%, 6/1/04                        Harris Trust & Savings Bank     100,000
 100,000    VMIG-1    AAA   New Jersey Turnpike Authority Revenue, 3.00%,
                             1/1/00   MBIA                                                                        100,000
 100,000    VMIG-1     NR   North Carolina Education Facilities Authority for
                             Bowman Grey School of Medicine, 5.00%, 9/1/20        Wachovia Bank                   100,000
 100,000       Aa2    AAA   Peninsula Ports Authority of Virginia, Port Facility
                             Revenue, 5.90%, 12/1/05                              Shell Oil                       100,000
                                                                                                               $  800,000
                            MONTHLY RATE SECURITIES -- 11.1%
 100,000       P-1   A-1+   Baltimore, Maryland, Port Series 1981, Oxy Petroleum,
                             4.05%, 10/14/11                                      Morgan Guaranty              $  100,000
 100,000    VMIG-1   A-1+   Cuyahoga County, Ohio, Industrial Development
                             Revenue, 3.85%, 12/1/09                              Marine Midland Bank             100,000
                                                                                                               $  200,000
                              TOTAL VARIABLE RATE SECURITIES                                                   $1,700,000
                            COMMERCIAL PAPER -- 5.6%
 100,000       P-1   A-1+   Nebraska Public Power District, Series B, 3.60%,
                             1/18/96                                              Morgan Guaranty              $  100,000
                              TOTAL INVESTMENT IN SECURITIES                                                   $1,800,000

*    Coupon rates shown reflect rates as of December 31, 1995.

** Name of the issuer of the Letter of Credit (LOC) or Guarantor securing the investment.

   The accompanying notes are an integral part of these financial statements.

PIONEER TAX-FREE MONEY FUND
BALANCE SHEET -- DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in securities, at value based on amortized cost (see Schedule of Investments and Note 1)   $ 1,800,000
  Cash                                                                                                      696,528
  Receivables --
    Trust shares sold                                                                                           726
    Interest                                                                                                  9,030
    Due from Pioneering Management Corporation (Note 2)                                                      34,995
      Total assets                                                                                      $ 2,541,279
LIABILITIES:
  Payables --
    Trust shares repurchased                                                                            $   219,387
    Dividends                                                                                                 2,682
  Due to affiliates (Notes 2, 3 and 4)                                                                        2,967
  Accrued expenses                                                                                           21,545
      Total liabilities                                                                                 $   246,581
NET ASSETS:
  Trust shares (unlimited number of shares authorized), amount paid in on 2,295,823 shares outstanding  $ 2,295,823
  Accumulated net realized loss on investments                                                           (1,125)
      Total net assets (offering and redemption price of $1.00 per share)                               $ 2,294,698

PIONEER TAX-FREE MONEY FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                                                         $ 256,904
EXPENSES:
  Management fees (Note 2)                                                                         $  27,588
  Distribution fees (Note 4)                                                                           7,812
  Transfer agent fees (Note 3)                                                                        15,967
  Registration fees                                                                                   18,548
  Professional fees                                                                                   46,659
  Accounting (Note 2)                                                                                 42,329
  Custodian fees                                                                                      10,572
  Printing                                                                                               771
  Fees and expenses of nonaffiliated trustees                                                          4,471
  Regulatory reporting                                                                                 8,907
  Miscellaneous                                                                                        5,851
    Total expenses                                                                                 $ 189,475
  Less fees paid indirectly (Note 5)                                                                  (3,802)
  Less management fees waived and expenses assumed by Pioneering Management Corporation (Note 2)    (138,921)
    Net expenses                                                                                   $  46,752
      Net investment income                                                                        $ 210,152
  Net realized loss on investments (Note 1)                                                           (1,125)
      Net increase in net assets resulting from operations                                         $ 209,027

   The accompanying notes are an integral part of these financial statements.

PIONEER TAX-FREE MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS --
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------------------------------------------
                                                                                         1995             1994
FROM OPERATIONS:
  Net investment income                                                               $210,152         $209,639
  Net realized loss on investments                                                      (1,125)             --
  Net increase in net assets resulting from operations                                $209,027         $209,639
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ($0.03 and $0.02 per share, respectively)                   $ (210,152)       $(209,639)
FROM TRUST SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Net proceeds from sale of shares                                                 $11,315,345       $9,036,859
  Net asset value of shares issued to shareholders in reinvestment of dividends        180,768          197,844
  Cost of shares repurchased                                                       (19,259,298)      (7,289,256)
    Net increase (decrease) in net assets resulting from trust share transactions  $(7,763,185)      $1,945,447
      Net increase (decrease) in net assets                                        $(7,764,310)      $1,945,447
NET ASSETS:
  Beginning of year                                                                 10,059,008        8,113,561
  End of year                                                                       $2,294,698      $10,059,008

PIONEER TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED
--------------------------------------------------------------------------------
                                                                                                           April 11,
                                                                                                           1988 to
                                                               For the Year Ended December 31,            December 31,
                                                   1995      1994      1993      1992     1991      1990     1989     1988


Net asset value, beginning of period              $1.00     $1.00     $1.00     $1.00    $1.00     $1.00    $1.00    $1.00

Income from investment operations:
   Net investment income                          $0.03     $0.02     $0.02     $0.02    $0.04     $0.05    $0.06    $0.04
Distributions to shareholders from:
   Net investment income                          (0.03)    (0.02)    (0.02)    (0.02)   (0.04)    (0.05)   (0.06)   (0.04)
   Net increase in net asset value                $0.00     $0.00     $0.00     $0.00    $0.00     $0.00    $0.00    $0.00
   Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00    $1.00     $1.00    $1.00    $1.00
Total return*                                     3.09%     2.40%     1.92%     2.38%    4.00%     5.48%    6.06%    3.71%
Ratio of net operating expenses to average
 net assets                                      0.73%+     0.50%     0.50%     0.50%    0.50%     0.50%    0.50%    4.98%**
Ratio of net investment income to average
 net assets                                      3.00%+     2.34%     1.92%     2.33%    3.91%     5.37%    5.86%    5.13%**
Net assets end of period (in thousands)          $2,295   $10,059    $8,114    $7,241   $7,539    $6,968   $5,351   $3,272
Ratios assuming no waiver of management
 fees and assumption of expenses by PMC
 and no reduction for fees paid indirectly:
   Net operating expenses                        2.75%     1.87%     1.85%     2.07%    1.08%     1.91%    2.27%    1.50%**
   Net investment income                         0.98%     0.97%     0.57%     0.77%    4.81%     3.96%    4.09%    4.13%**
Ratios assuming waiver of management
 fees and assumption of expenses by PMC
 and reduction for fees paid indirectly:
   Net operating expenses                         0.68%      --        --        --        --       --        --       --
   Net investment income                          3.05%      --        --        --        --       --        --       --

 + Ratios assuming no reduction for fees paid indirectly.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at the net asset value at the end of each period.
** Annualized.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1995
--------------------------------------------------------------------------------

     1. Pioneer Money Market Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of three separate no-load money market funds (the Funds): Pioneer Cash Reserves Fund (the Cash Reserves
Fund), Pioneer U.S. Government Money Fund (the U.S. Government Fund) and Pioneer Tax-Free Money Fund (the Tax-Free Money Fund). The investment objective of the Trust is to provide high current income, preservation of capital and liquidity through investments in high quality, short-term securities. Each Fund employs different investment policies to achieve this investment objective.

     On June 30, 1994, the Cash Reserves Fund acquired the assets of the Pioneer Money Market Account, Inc. (the Money Market Account) in exchange solely for (i) the issuance of shares of beneficial interest of the Fund and (ii) the assumption by the Fund of the liabilities of the Money Market Account. Following this tax-free transfer, the Money Market Account was liquidated and dissolved and the shares of the Cash Reserves Fund were distributed to the former shareholders of the Money Market Account.

     The Board of Trustees has authorized the issuance of two share classes of the Cash Reserves Fund, designated as Class A and Class B shares. Class B shares were first publicly offered on March 31, 1995. Shares issued and outstanding prior to March 31, 1995 were designated as Class A shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by shareholders of Class A and Class B shares, respectively.

     The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies consistently followed by the Funds, which are in conformity with those generally accepted in the investment company industry:

     A. Security Valuation -- Security transactions are recorded on trade date. Securities are valued at amortized cost, which approximates market value. Interest income for securities purchased at face (par) value is accrued daily. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. All variable rate securities held by the Tax-Free Money Fund may be redeemed on seven days' notice.

     B. Federal Income Taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     C. Trust Shares -- The Funds record sales and repurchases of its trust shares on trade date. Shares are sold and redeemed on a continuous basis at net asset value per share. The Funds declare as daily dividends substantially all of their respective net investment income. All dividends are paid on a monthly basis. Short-term capital gains distributions, if any, may be declared with the daily dividends. Dividends paid by the Cash Reserves Fund, if any, with respect to each class of shares are calculated in the same manner, at the same time, on the same day and in the same amount, except that Class A and Class B shares can bear different transfer agent and distribution fees.

     D. Class Allocations -- Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class B shares of the Cash Reserves Fund. Shareholders of Class A and Class B share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

--------------------------------------------------------------------------------

     E. Repurchase Agreements -- The Funds may enter into repurchase agreements. At the time the Funds enter into a repurchase agreement, the value of the underlying security (collateral), including accrued interest, will be equal to or exceed the value of the repurchase agreement, and in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of the Funds' custodian, or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     2. Pioneering Management Corporation (PMC), the Trust's investment adviser, manages the Trust's portfolios and is a wholly owned subsidiary of The Pioneer Group, Inc. (PGI). Management fees are calculated daily at the annual rate of 0.40% of each Fund's average daily net assets.

     Effective April 1, 1995, PMC has agreed to waive its management fees and to assume other operating expenses for the Trust to the extent necessary to limit the Trust's expenses according to the following schedule:

                                      EXPENSES LIMITED BY
                                      PMC AS A PERCENTAGE OF
          FUND                       AVERAGE DAILY NET ASSETS
U.S. Government Money Fund                   0.85%
Tax-Free Money Fund                          0.75%

     PMC has agreed not to impose a portion of its management fee and to assume other operating expenses of the Cash Reserves Fund to the extent necessary to limit Class A expenses to 0.85% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B shares will be reduced only to the extent that such expenses are reduced for Class A shares. PMC's agreement is voluntary and temporary and may be revised or terminated at any time.

     Prior to April 1, 1995, PMC waived its management fees and assumed other operating expenses of each Fund to the extent necessary to limit expenses of each Fund according to the following schedule:

                      EXPENSES LIMITED BY
   NET ASSETS        PMC AS A PERCENTAGE OF
    PER FUND        AVERAGE DAILY NET ASSETS
Up to $20 million           0.50%
Up to $25 million           0.55%
Up to $30 million           0.60%
Up to $35 million           0.65%
Up to $40 million           0.70%
Over $40 million            0.75%

     In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. Included in due to affiliates are management and accounting fees payable to PMC at December 31, 1995:

                          ACCOUNTING    MANAGEMENT
        FUND                FEES           FEES
Cash Reserves Fund         $5,586         $51,578
U.S. Government Fund        4,458            --
Tax-Free Money Fund         6,557            --

     3. PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Funds at negotiated rates. Included in due to affiliates are transfer agent fees payable to PSC at December 31, 1995:

FUND                   AMOUNT
Cash Reserves Fund    $51,124
U.S. Government Fund    8,311
Tax-Free Money Fund     1,144

     4. The Trust adopted a Plan of Distribution (the Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows for the Funds to reimburse Pioneer Funds Distributor, Inc. (PFD) for expenditures to finance any activities primarily intended to result in the sale of the Funds' trust shares. The Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15% of the U.S. Government Money Fund's and Tax- Free Money Fund's respective average daily net assets.

     The Cash Reserves Fund adopted a Plan of Distribution for Class A shares (Class A Plan) and Class B shares (Class B Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. These plans allow for Class A shares and Class B shares to reimburse and compensate, respectively, PFD for providing varying levels of distribution services and other account maintenance services.

--------------------------------------------------------------------------------

     The Class A Plan and Class B Plan provide for reimbursement of PFD's distribution services in an amount up to 0.25% and 0.75%, respectively, of the average daily net assets of the respective classes of shares. The Fund may also compensate PFD for additional services in an amount up to 0.25% of the Fund's average daily net assets attributable to Class B shares. Included in due to affiliates are distribution fees payable to PFD at December 31, 1995:

FUND                   AMOUNT
Cash Reserves Fund    $62,490
U.S. Government Fund    8,968
Tax-Free Money Fund     1,823

     In addition, Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates beginning at 4.0% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 1995, CDSC in the amount of $12,858 was paid to PFD.

     5. The Trust has entered into certain expense offset arrangements resulting in a reduction in each Fund's total expenses. For the year ended December 31, 1995, the Funds' expenses were reduced by the following:

FUND                   AMOUNT
Cash Reserves Fund    $89,612
U.S. Government Fund   21,473
Tax-Free Money Fund     3,802

     6. On January 8, 1996, the Tax-Free Money Fund ceased operations following the distribution of the Fund's remaining assets to shareholders. The liquidation of the Tax-Free Money Fund had no effect on any of the other Pioneer mutual funds, including the Cash Reserves Fund and U.S. Government Money Fund.



--------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND TRUSTEES OF PIONEER MONEY MARKET TRUST:

We have audited the accompanying balance sheets of Pioneer Money Market Trust (comprising the Pioneer Cash Reserves Fund, the Pioneer U.S. Government Money Fund and the Pioneer Tax-Free Money Fund), including the schedules of investments, as of December 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds composing Pioneer Money Market Trust as of December 31, 1995, the results of their operations, the changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 2, 1996

RESULTS OF FEBRUARY 7, 1995 SHAREOWNER MEETING (UNAUDITED)
--------------------------------------------------------------------------------

On February 7, 1995, Pioneer Money Market Trust held a special meeting of shareowners. All Proposals were passed by shareowner vote. Following are the detailed results of the vote for each Proposal presented.

PROPOSAL 1 -- TO ELECT EIGHT TRUSTEES TO SERVE ON THE BOARD OF TRUSTEES

                                    PIONEER CASH RESERVES FUND              PIONEER U.S. GOVERNMENT MONEY FUND

NOMINEE                              AFFIRMATIVE     WITHHELD                   AFFIRMATIVE       WITHHELD
John F. Cogan, Jr.                 99,943,956.278  5,657,296.730              20,286,573.963   1,511,235.880
Richard H. Egdahl, M.D.            99,609,138.848  5,992,114.160              20,209,316.193   1,588,493.650
Margaret B.W. Graham               99,876,929.778  5,724,323.230              20,222,362.863   1,575,446.980
John W. Kendrick                   99,770,435.148  5,830,817.860              20,299,364.003   1,498,445.840
Marguerite A. Piret                99,888,835.338  5,712,417.670              20,225,835.873   1,571,973.970
David D. Tripple                   99,965,672.388  5,635,580.620              20,299,364.003   1,498,445.840
Stephen K. West                    99,830,655.218  5,770,597.790              20,233,197.083   1,564,612.760
John Winthrop                      99,996,713.788  5,604,539.220              20,299,364.003   1,498,445.840


                                                       PIONEER TAX-FREE MONEY FUND NOMINEE
                                                          AFFIRMATIVE           WITHHELD
John F. Cogan, Jr.                                       6,222,899.120        233,415.650
Richard H. Egdahl, M.D.                                  6,119,782.660        336,532.110
Margaret B.W. Graham                                     6,208,695.970        247,618.800
John W. Kendrick                                         6,222,899.120        233,415.650
Marguerite A. Piret                                      6,222,899.120        233,415.650
David D. Tripple                                         6,222,899.120        233,415.650
Stephen K. West                                          6,208,149.110        248,165.660
John Winthrop                                            6,222,899.120        233,415.650

PROPOSAL 2 -- TO APPROVE  THE NEW  MANAGEMENT  CONTRACT  BETWEEN  THE TRUST,
              ON BEHALF OF THE FUND, AND PIONEERING MANAGEMENT CORPORATION, THE TRUST'S INVESTMENT ADVISER

                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      95,759,931.180          19,909,501.363         6,094,905.630
Against                           2,675,955.720             603,734.420            60,953.600
Abstain                           7,165,366.108           1,284,574.060           300,455.540

PROPOSAL 3 -- TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION PURSUANT TO
              WHICH THE FUND WILL BE ORGANIZED AS A SERIES OF A DELAWARE BUSINESS TRUST



                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                       93,284,577.628        19,221,920.033          5,905,660.110
Against                            4,098,613.752         1,064,679.240             44,313.550
Abstain                            8,218,061.628         1,511,210.570            506,341.110

PROPOSAL 4A. -- TO CONSIDER AND ACT ON A PROPOSAL TO AMEND THE FUND'S EXISTING
                FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 2


                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      90,923,707.230         18,715,132.803          6,024,318.732
Against                           4,223,344.250          1,161,329.810             99,500.720
Abstain                           8,218,061.628          1,654,680.230            332,495.318
Not Voting                           13,881.000            266,667.000

PROPOSAL 4B. -- TO CONSIDER AND ACT ON A PROPOSAL TO AMEND THE FUND'S EXISTING
                FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 12


                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      90,278,684.050         18,652,818.273          6,003,918.732
Against                           5,080,604.720          1,151,529.810            119,900.720
Abstain                          10,228,083.238          1,726,794.760            332,495.318
Not Voting                           13,881.000            266,667.000

PROPOSAL 4C. -- TO CONSIDER AND ACT ON A PROPOSAL TO AMEND THE FUND'S EXISTING
                FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 7


                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      89,854,968.039          18,542,831.373         5,804,107.842
Against                           5,624,469.291           1,331,373.110           319,711.610
Abstain                          10,107,934.678           1,656,938.360           332,495.318
Not Voting                           13,881.000             266,667.000

PROPOSAL 4D. -- TO CONSIDER AND ACT ON A PROPOSAL TO REDESIGNATE THE FUND'S
                EXISTING FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 9 AS NON-FUNDAMENTAL


                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      89,959,184.240          18,585,151.603         5,881,704.842
Against                           5,545,313.750             960,800.520           242,114.610
Abstain                          10,082,874.018           1,985,190.720           332,495.318
Not Voting                           13,881.000             266,667.000


PROPOSAL 5 -- TO RATIFY THE SELECTION OF ARTHUR ANDERSEN LLP AS THE TRUST'S
              INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 1995

                                     PIONEER                PIONEER                PIONEER
                                  CASH RESERVES         U.S. GOVERNMENT            TAX-FREE
                                      FUND                 MONEY FUND             MONEY FUND

Affirmative                      95,900,131.408          19,656,823.453         6,147,954.810
Against                           2,244,776.520             493,731.670             1,546.950
Abstain                           7,456,345.080           1,701,254.720           306,813.010

                         TAX TREATMENT OF DISTRIBUTIONS
                  MADE DURING THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

During the year ended December 31, 1995, the Funds paid the following distributions:

                                                 DISTRIBUTIONS PER SHARE FROM NET INVESTMENT INCOME

                                         PIONEER            PIONEER
                                      CASH RESERVES      CASH RESERVES         PIONEER           PIONEER
                                          FUND               FUND           U.S. GOVERNMENT      TAX-FREE
                                         CLASS A            CLASS B           MONEY FUND        MONEY FUND

PAYMENT DATE
January 31, 1995                        $ 0.004             $ --              $ 0.004            $ 0.002
February 28, 1995                         0.004               --                0.004              0.003
March 31, 1995                            0.005               --                0.005              0.003
April 30, 1995                            0.004              0.003              0.004              0.003
May 31, 1995                              0.005              0.004              0.004              0.003
June 30, 1995                             0.004              0.004              0.005              0.003
July 31, 1995                             0.004              0.004              0.004              0.002
August 31, 1995                           0.004              0.004              0.004              0.003
September 30, 1995                        0.004              0.003              0.004              0.002
October 31, 1995                          0.004              0.003              0.004              0.003
November 30, 1995                         0.004              0.003              0.004              0.002
December 31, 1995                         0.004              0.004              0.004              0.002
                                        $ 0.050            $ 0.032            $ 0.050            $ 0.031

None of the Funds had any long or short-term gains in the periods presented.

For the purposes of the 70% dividends received deduction allowed by Corporate Shareholders, none of the total distributions presented above represent qualifying dividends.

Of the $0.03 per share distributed by Pioneer Tax-Free Money Fund during 1995, 100% is tax-exempt and should be reported on Form 1040, line 8B, U.S. Individual Tax Return.


                   TRUSTEES' FEES, PRINCIPAL SHAREHOLDERS AND
              SHARE OWNERSHIP OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The aggregate direct remuneration paid by the Funds to nonaffiliated trustees and officers during the year ended December 31, 1995, plus expenses incurred by the trustees in attending Fund meetings are described below. Fees of trustees who are affiliated with or ``interested persons'' of Pioneering Management Corporation, investment adviser of the Funds, are reimbursed to the Funds by Pioneering Management Corporation in accordance with the management contract with the Funds and are described below. At December 31, 1995, the trustees and officers of the Funds owned beneficially shares in the Funds as listed below, together with the corresponding percentages to shares outstanding at December 31, 1995. The Pioneer Group, Inc., the parent company of Pioneering Management Corporation and Pioneer Funds Distributor, Inc., is a publicly held corporation of which Mr. Cogan, Chairman and President of the Trust, owned approximately 15% of the outstanding shares of capital stock at December 31, 1995.

                                                                  PIONEER             PIONEER         PIONEER
                                                               CASH RESERVES      U.S. GOVERNMENT     TAX-FREE
                                                                   FUND              MONEY FUND      MONEY FUND

Direct remuneration paid to trustees and officers                 $7,000               $6,800          $6,700
Expenses incurred in attending trustees meetings                  $2,700               $2,700          $2,700
Trustee fees of ``interested persons'' reimbursed by
 Pioneering Management Corporation                                $  333               $  333          $  333
Shares beneficially owned by trustees and officers at
 December 31, 1995                                               767,610               16,504             --
Percentage of shares outstanding at December 31, 1995               0.47%                0.06%            --%


[LOGO]

PIONEER CASH
RESERVES FUND

PIONEER U.S.
GOVERNMENT
MONEY FUND

PIONEER TAX-FREE
MONEY FUND


Annual Report
December 31, 1995


PIONEER CASH
RESERVES FUND

PIONEER U.S.
GOVERNMENT
MONEY FUND

PIONEER TAX-FREE
MONEY FUND

60 State Street
Boston, Massachusetts 02109

OFFICERS

JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
SHERMAN B. RUSS, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary

TRUSTEES

JOHN F. COGAN, JR.                  MARGUERITE A. PIRET
RICHARD H. EGDAHL, M.D.             DAVID D. TRIPPLE
MARGARET B.W. GRAHAM                STEPHEN K. WEST
JOHN W. KENDRICK                    JOHN WINTHROP


INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP

INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR

SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109


Please call Pioneer for information on:
Existing accounts, new accounts,
prospectuses, applications and
services forms............................... 1-800-225-6292
Fund yields and prices....................... 1-800-225-4321
Toll-free fax................................ 1-800-225-4240
Retirement plans............................. 1-800-622-0176
Telecommunications Device for the
Deaf (TDD)................................... 1-800-225-1997

When distributed to persons who are not shareowners of the Funds, this report must be accompanied by an official prospectus, which discusses the objectives, policies and other information concerning the Funds.

0296-2995
(C)Pioneer Funds Distributor, Inc.